Nature of business (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature of business [Line Items]
Accumulated deficit		$ (78,518,005)	$ (26,504,819)
Net loss		(52,013,186)	$ (22,710,624)
Working capital surplus		$ 2,300,000
Class B shares
Disclosure of nature of business [Line Items]
Description of reverse share split	October 16, 2019, the Company completed a reverse share split of 201 to 1 Class B Shares.